As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The Olstein Financial Alert Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares/Principal Amount	Value
COMMON STOCKS - 92.8%
Air Freight & Logistics - 1.4%
Pacer International, Inc.	1,018,420	$26,845,551

Beverages - 1.5%
Molson Coors Brewing Company - Class B	456,500	29,220,565

Business Services - 1.2%
FTD Group, Inc. (a)(b)	2,252,700	23,315,445

Capital Markets - 7.3%
The Goldman Sachs Group, Inc.	198,500	24,133,630
Janus Capital Group Inc.	2,043,400	29,527,130
Merrill Lynch & Co., Inc.	523,700	32,128,995
Morgan Stanley	498,800	26,905,272
Waddell & Reed Financial, Inc. - Class A	1,396,000	27,026,560
		139,721,587
Chemicals - 1.4%
Cambrex Corporation (b)	1,369,400	25,963,824

Commercial Banks - 1.2%
Bank of America Corporation	554,700	23,352,870

Commercial Services & Supplies - 1.2%
John H. Harland Company	501,500	22,266,600

Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	1,538,800	27,590,684
CommScope, Inc. (a)	1,792,500	31,081,950
Lucent Technologies Inc. (a)	8,000,300	26,000,975
		84,673,609
Computers & Peripherals - 4.1%
Diebold, Incorporated	721,000	24,845,660
NCR Corporation (a)	653,200	20,843,612
UNOVA, Inc. (a)	953,300	33,346,434
		79,035,706
Construction & Engineering - 2.6%
Quanta Services, Inc. (a)	3,963,100	50,569,156

Electrical Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	79,700	3,576,936

Electronic Equipment & Instruments - 3.4%
AVX Corporation	1,676,500	21,358,610
Metrologic Instruments, Inc. (a)	431,200	7,843,528
Technitrol, Inc. (b)	2,284,900	35,004,668
		64,206,806
Energy Equipment & Services - 1.7%
Newpark Resources, Inc. (a)	2,671,100	22,490,662
Patterson-UTI Energy, Inc.	271,700	9,802,936
		32,293,598
Food Products - 3.3%
Del Monte Foods Company (a)	5,811,400	62,356,322

Health Care Equipment & Supplies - 2.7%
Baxter International Inc.	572,500	22,825,575
PerkinElmer, Inc.	1,439,200	29,316,504
		52,142,079
Hotels Restaurants & Leisure - 5.4%
CKE Restaurants, Inc.	2,510,200	33,084,436
Darden Restaurants, Inc.	360,300	10,942,311
McDonald's Corporation	1,024,850	34,322,227
Scientific Games Corporation - Class A (a)	790,012	24,490,372
		102,839,346

Household Durables - 3.9%
American Greetings Corporation - Class A	1,096,700	30,049,580
Tupperware Corporation	1,124,700	25,620,666
Universal Electronics Inc. (a)(b)	1,144,600	19,790,134
		75,460,380
Industrial Conglomerates - 3.9%
Tyco International Ltd. (c)	2,680,000	74,638,000

Insurance - 3.6%
American International Group, Inc.	394,700	24,455,612
Marsh & McLennan Companies, Inc.	1,459,000	44,339,010
		68,794,622
Leisure Equipment & Products - 2.3%
Hasbro, Inc.	1,587,200	31,188,480
Mattel, Inc.	765,800	12,773,544
		43,962,024
Media - 12.3%
Gray Television, Inc.	1,953,400	20,686,506
The Interpublic Group of Companies, Inc. (a)	6,158,000	71,679,120
Journal Register Company	1,525,400	24,680,972
Knight-Ridder, Inc.	384,800	22,580,064
Tribune Company	1,130,000	38,295,700
The Walt Disney Company	1,257,400	30,341,062
Westwood One, Inc.	1,321,800	26,290,602
		234,554,026
Metals & Mining - 2.4%
AK Steel Holding Corporation (a)	2,601,200	22,292,284
Phelps Dodge Corporation	181,600	23,595,288
		45,887,572
Multiline Retail - 0.6%
J. C. Penney Company, Inc.	240,000	11,380,800

Office Electronics - 1.4%
Xerox Corporation (a)	1,963,500	26,801,775

Oil & Gas - 2.8%
The Williams Companies, Inc.	2,143,000	53,682,150

Paper & Forest Products - 1.8%
Neenah Paper, Inc. (b)	815,800	23,902,940
Weyerhaeuser Company	162,400	11,165,000
		35,067,940
Personal Products - 1.7%
Playtex Products, Inc. (a)	2,965,100	32,616,100

Specialty Retail - 11.5%
Claire's Stores, Inc.	1,310,000	31,610,300
The Finish Line, Inc.- Class A	316,700	4,620,653
Foot Locker, Inc.	1,415,500	31,056,070
Jo-Ann Stores, Inc. (a)(b)	1,696,900	29,356,370
Office Depot, Inc. (a)	679,700	20,187,090
Payless ShoeSource, Inc. (a)	1,145,700	19,935,180
Pier 1 Imports, Inc.	2,978,700	33,569,949
RadioShack Corporation	1,220,300	30,263,440
Ross Stores, Inc.	832,900	19,739,730
		220,338,782
Textiles, Apparel & Luxury Goods - 1.6%
Brown Shoe Company, Inc.	374,100	12,345,300
Tommy Hilfiger Corporation (a)(c)	1,041,900	18,076,965
		30,422,265
TOTAL COMMON STOCKS
(Cost $1,528,885,738)		1,775,986,436

SHORT-TERM INVESTMENTS - 7.3%
Mutual Funds - 0.1%
First American Prime Obligations Fund	999,933	$999,933

U.S. GOVERNMENT AGENCY OBLIGATIONS- 7.2%
Federal Home Loan Bank:
2.65%, due 10/03/05 to 10/12/05	$105,505,000	105,451,152
3.00%, due 10/11/05	19,743,000	19,723,970
3.62%, due 10/14/2005	13,242,000	13,225,742

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		138,400,864
TOTAL SHORT-TERM INVESTMENTS
(Cost $139,400,797)		139,400,797

TOTAL INVESTMENTS - 100.1%
(Cost $1,668,286,535)		1,915,387,233
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(1,793,697)
TOTAL NET ASSETS - 100.0%		$1,913,593,536

(a) Non-income producing security.
(b) Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c) Dollar-denominated foreign security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date     11/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date       11/25/05

By (Signature and Title) /s/ Michael Luper
Michael Luper, Treasurer

Date       11/25/05